Trade accounts and other payables (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts and other payables [Abstract]
Creditors	$ 2,013	$ 2,431
Insurances	228	136
Other	273	28
Total	$ 2,514	$ 2,595